Note 8 - Employee Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Defined Contribution Plan, Cost	$ 18	$ 14	$ 39	$ 26